6. Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Notes Payable

Convertible notes payable consisted of the following at September 30, 2012:

Septmber 30, 2012
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5%; due on demand [A]	$300,000

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19%; maturing at March 31, 2013 [A]	300,000

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000
Total	800,000
Less: Current maturities (includes $600,000 to related parties)	(600,000)
Amount due after one year (includes $50,000 to related parties)	$200,000

[A] - effective September 4, 2012, note amended to provide a maturity date of August 31, 2013.

Future maturities of the convertible notes payable are as follows:

Year Ending December 31,
2013	$600,000
2014	200,000
$800,000